Net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Beginning balance		₩ 1,476,201
Changes in net defined benefit liability (asset)
Current service cost		369,899	₩ 392,820	₩ 378,930
Remeasurement component		167,247	(247,788)
Loss from settlement		767	1,055	706
Ending balance		1,638,785	1,476,201
Defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Beginning balance		2,951,842	2,867,377
Changes in net defined benefit liability (asset)
Current service cost		369,899	392,820
Interest expense (income)	[1]	87,687	79,524
Remeasurement component		154,939	(258,223)
Loss from settlement		(767)	(1,055)
Actual payments		(149,454)	(128,707)
Others		(30)	106
Ending balance		3,414,116	2,951,842	2,867,377
Plan assets
Disclosure of defined benefit plans [Line Items]
Beginning balance		(1,475,641)	(1,188,907)
Changes in net defined benefit liability (asset)
Interest expense (income)		(42,135)	(31,307)
Remeasurement component		12,308	10,435
Contributions by the employers		(330,064)	(325,080)
Actual payments		60,201	59,218
Ending balance		₩ (1,775,331)	₩ (1,475,641)	₩ (1,188,907)

[1]	Corporate bond (AAA rated) yield at year-end is applied to measure the interest cost on employee benefit obligations.